As filed with the Securities and Exchange Commission on March 7, 2013

Securities Act File No. 333-56881

Investment Company Act File No. 811-8817

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 123	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 130 (Check appropriate box or boxes)	☒

ING EQUITY TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert, LLP 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ on April 8, 2013, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒           This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING EQUITY TRUST

EXPLANATORY NOTE

This Post-Effective Amendment No. 123 to the Registration Statement (“Amendment”) on Form N-1A of ING Equity Trust (“Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 116, 118, 119, and 121 from March 8, 2013 to April 8, 2013 for the new Class R6 shares for ING Large Cap Value Fund, ING MidCap Opportunities Fund, ING Real Estate Fund and ING SmallCap Opportunities Fund, each a series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 123 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 123 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 7th day of March 2013.

ING EQUITY TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

		Interested Trustee and President and Chief Executive Officer	March 7, 2013
Shaun P. Mathews*
		Senior Vice President Chief/Principal Financial Officer and Assistant Secretary	March 7, 2013
Todd Modic*
		Trustee	March 7, 2013
John V. Boyer*
		Trustee	March 7, 2013
Patricia W. Chadwick*
		Trustee	March 7, 2013
J. Michael Earley*
		Trustee	March 7, 2013
Colleen D. Baldwin*
		Trustee	March 7, 2013
Patrick W. Kenny *
		Interested Trustee	March 7, 2013
Robert W. Crispin*
		Trustee	March 7, 2013
Sheryl K. Pressler*
		Trustee	March 7, 2013
Peter S. Drotch*
		Trustee	March 7, 2013
Roger B. Vincent*

* By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**        Powers of Attorney for Todd Modic and each Trustee were filed as attachments to Post Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N1-A on July 27, 2012 and are incorporated herein by reference.